Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Non-Cancellable Land and Operational Lease Commitments

As of December 31, 2014 the Partnership has future minimum non-cancellable land and operational lease commitments as follows:

(in US$ millions)
2015	12.3
2016	13.4
2017	11.2
2018	11.6
2019	11.7
Thereafter	173.2

Total	233.4

Schedule of Capital Commitments and Other Contractual Commitments

The Partnership had capital commitments and other contractual commitments (mainly related to construction work in progress) as follows:

(in US$ millions)	2014	2013
2014	—	16.8
2015	20.4	16.3
2016	0.3	—
Thereafter	0.4	—

Total	21.1	33.1